Long-term debt	12 Months Ended
Dec. 31, 2019
Long-term debt
25 Long-term debt
end of	2019	2018
Long-term debt (CHF million)
Senior	108,667	136,392
Subordinated	41,667	16,152
Non-recourse liabilities from consolidated VIEs	1,671	1,764
Long-term debt	152,005	154,308
of which reported at fair value	70,331	63,935
of which structured notes	49,435	48,064
end of	2019	2018
Structured notes by product (CHF million)
Equity	31,666	30,698
Fixed income	13,558	13,128
Credit	3,734	3,898
Other	477	340
Total structured notes	49,435	48,064
Total long-term debt includes debt issuances managed by Treasury that do not contain derivative features (vanilla debt), as well as hybrid debt instruments with embedded derivatives, which are issued as part of the Group’s structured product activities. Long-term debt includes both Swiss franc and foreign exchange denominated fixed and variable rate bonds.
The interest rate ranges presented in the table below are based on the contractual terms of the Group’s vanilla debt. Interest rate ranges for future coupon payments on structured products for which fair value has been elected are not included in the table below as these coupons are dependent upon the embedded derivative and prevailing market conditions at the time each coupon is paid. In addition, the effects of derivatives used for hedging are not included in the interest rate ranges on the associated debt.
Group-internal funding related to loss-absorbing instruments has been aligned to international standards for internal TLAC instruments and to the new article 126b of the Swiss Capital Adequacy Ordinance, effective January 1, 2020. Due to this alignment, the bail-in debt instruments issued by Credit Suisse AG to Credit Suisse Group Funding (Guernsey) Limited, a non-consolidated funding entity, have been permanently subordinated in 2019. As of December 31, 2019, the carrying value of these newly subordinated notes issued was CHF  22.0 billion.
Long-term debt by maturities
end of			2020			2021			2022			2023				2024				Thereafter	Total
Group parent company (CHF million)
Senior debt
Fixed rate			0			0			0			2,661				1,293				13,270	17,224
Variable rate			0			0			54			924				1,861				163	3,002
Interest rate (range in %) [1]			–			–			2.6	0.6	–	3.6		2.1	–	4.2		0.7	–	5.4	–
Subordinated debt
Fixed rate			0			0			1,553			4,769				3,421				3,928	13,671
Interest rates (range in %) [1]			–			–			7.1	3.9	–	7.5		3.5	–	6.3		3.0	–	7.3	–
Subtotal – Group parent company			0			0			1,607			8,354				6,575				17,361	33,897
Subsidiaries (CHF million)
Senior debt
Fixed rate			5,437			8,114			2,998			1,941				3,849				13,049	35,388
Variable rate			12,824			9,588			6,392			2,938				4,346				16,965	53,053
Interest rates (range in %) [1]	0.1	–	22.5	0.1	–	9.6	0.1	–	9.6	0.1	–	2.2		0.1	–	3.6		0.0	–	7.1	–
Subordinated debt
Fixed rate			5,557			1,461			5,277			5,503				23				8,953	26,774
Variable rate			54			968			195			0				5				0	1,222
Interest rates (range in %) [1]	0.6	–	7.0	3.2	–	4.7	0.1	–	7.5	1.0	–	6.5		0.4	–	5.7		0.9	–	8.0	–
Non-recourse liabilities from consolidated VIEs
Fixed rate			0			148			233			0				0				0	381
Variable rate			24			18			22			23	[2]			2	[2]			1,201	1,290
Interest rates (range in %) [1]			7.0	2.2	–	10.3	2.4	–	2.9			–				–		0.0	–	10.7	–
Subtotal – Subsidiaries			23,896			20,297			15,117			10,405				8,225				40,168	118,108
Total long-term debt			23,896			20,297			16,724			18,759				14,800				57,529	152,005
of which structured notes			12,178			8,687			5,222			2,844				4,033				16,471	49,435
The maturity of perpetual debt is based on the earliest callable date. The maturity of all other debt is based on contractual maturity and includes certain structured notes that have mandatory early redemption features based on stipulated movements in markets or the occurrence of a market event. Within this population there are approximately CHF 3.6 billion of such notes with a contractual maturity of greater than one year that have an observable likelihood of redemption occurring within one year based on a modelling assessment.

1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.
2 Reflects equity linked notes, where the payout is not fixed.
The Group and the Bank maintain a shelf registration statement with the SEC, which allows each entity to issue, from time to time, senior and subordinated debt securities, warrants and guarantees.
> Refer to “Note 41 – Subsidiary guarantee information” for further information on subsidiary guarantees.
The Group maintains a euro medium-term note program that allows the Bank to issue senior debt securities and that allows Credit Suisse Group AG to issue securities, which contain certain features that are designed to allow for statutory bail-in by the Swiss Financial Market Supervisory Authority FINMA (FINMA) under Swiss banking laws and regulations.
The Group maintains two senior debt programs that allow the Group to issue senior debt securities with certain features that are designed to allow for statutory bail-in by FINMA.
The Bank maintains a JPY  500 billion Samurai shelf registration statement that allows it to issue, from time to time, senior and subordinated debt securities.